STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jan. 31, 2015
Shareholders Equity [Line Items]
Warrants Outstanding, Ending Balance	15,378,858	8,325,832
Warrant [Member]
Shareholders Equity [Line Items]
Warrants Outstanding, Beginning Balance	8,325,832	0	17,017,730
Warrants granted and issued	15,957,169	8,375,832
Warrants exercised/forfeited	(8,904,143)	(50,000)
Warrants Outstanding, Ending Balance	15,378,858	8,325,832	17,017,730
Common stock issuable upon exercise of warrants	15,378,858	8,325,832
Weighted Average Exercise Price Outstanding, Beginning balance	$ 1.04	$ 0	$ 0.40
Weighted Average Exercise Price Warrants granted and issued	$ 0.47	$ 1.04
Weighted Average Exercise Price Warrants exercised/forfeited	$ (1.00)	$ (1.00)
Weighted Average Exercise Price Outstanding, Ending Balance	$ 0.48	$ 1.04	$ 0.40
Weighted Average Exercise Price Common stock issuable upon exercise of warrants	$ 0.48	$ 1.04
Intrinsic Value Outstanding, Beginning Balance	$ 1.56	$ 0
Intrinsic Value Warrants granted and issued	$ 0.00	$ 1.56
Intrinsic Value Warrants exercised/forfeited	$ 0.00	$ (1.60)
Intrinsic Value Outstanding, Ending Balance	$ 0.00	$ 1.56
Intrinsic Value Common stock issuable upon exercise of warrants	$ 0.00	$ 1.56